INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT PROPERTIES
Summary of movement in investment properties

	At the			P/L for
	Beginning	Total useful		changes				As of
Item	of the year	life	Additions	in the FV	Additions	Disposals	of the year	12/31/2022
Cost model
Rented properties	273,697	5	—	—	62,801	(29,163)	(44,947)	262,388
Measurement at fair value
Rented properties	16,669,654	50		(803,858)	774,868	—	—	16,640,664
TOTAL INVESTMENT PROPERTIES	16,943,351		—	(803,858)	837,669	(29,163)	(44,947)	16,903,052

	At the			P/L for
	Beginning	Total useful		changes				As of
Item	of the year	life	Additions	in the FV	Additions	Disposals	of the year	12/31/2021
Cost model
Rented properties	106,668	5	—	—	182,496	—	(15,467)	273,697
Measurement at fair value
Rented properties	17,528,731	50		(859,077)	—	—	—	16,669,654
TOTAL INVESTMENT PROPERTIES	17,635,399	—	—	(859,077)	182,496	—	(15,467)	16,943,351